AVAILABLE-FOR-SALE MARKETABLE SECURITIES (Schedule Of Unrealized Loss On Investments) (Details) $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Fair Value, Less than 12 months	$ 12,729	$ 11,322
Available-for-sale securities, Unrealized losses, Less than 12 months	49	59
Available-for-sale securities, Fair Value, 12 months or longer	9,562	10,168
Available-for-sale securities, Unrealized losses, 12 months or longer	34	77
Available-for-sale securities, Fair Value Total	22,291	21,490
Available-for-sale securities, Unrealized losses, Total	$ 83	$ 136
Number of securities in a loss position	62	52
Government Sponsored Enterprises [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Fair Value, Less than 12 months
Available-for-sale securities, Unrealized losses, Less than 12 months
Available-for-sale securities, Fair Value, 12 months or longer		$ 961
Available-for-sale securities, Unrealized losses, 12 months or longer		2
Available-for-sale securities, Fair Value Total		961
Available-for-sale securities, Unrealized losses, Total		2
Corporate Debentures [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Fair Value, Less than 12 months	$ 12,274	6,891
Available-for-sale securities, Unrealized losses, Less than 12 months	49	29
Available-for-sale securities, Fair Value, 12 months or longer	8,333	8,958
Available-for-sale securities, Unrealized losses, 12 months or longer	32	74
Available-for-sale securities, Fair Value Total	20,607	15,849
Available-for-sale securities, Unrealized losses, Total	81	103
Certificate of deposit [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Fair Value, Less than 12 months	$ 455	4,431
Available-for-sale securities, Unrealized losses, Less than 12 months		30
Available-for-sale securities, Fair Value, 12 months or longer	$ 1,229	249
Available-for-sale securities, Unrealized losses, 12 months or longer	2	1
Available-for-sale securities, Fair Value Total	1,684	4,680
Available-for-sale securities, Unrealized losses, Total	$ 2	$ 31